Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value of Financial Instruments
Schedule of the valuation of financial instruments measured at fair value on a recurring basis
	Fair Value Measurements at March 31, 2023
	Level 1	Level 2	Level 3
Assets
Cash	$3,730,381	$-	$-
Marketable securities	271,297
Total Assets	4,001,678	-	-
Liabilities
Total Liabilities	-	-	-
	$4,001,678	$-	$-
	Fair Value Measurements at December 31, 2022
	Level 1	Level 2	Level 3
Assets
Cash	$3,576,911	$-	$-
Marketable securities	372,972
Total Assets	3,949,883	-	-
Liabilities
Total Liabilities	-	-	-
	$3,949,883	$-	$-

	Fair Value Measurements at December 31, 2022
	Level 1	Level 2	Level 3
Assets
Cash	$3,576,911	$-	$-
Marketable securities	372,972
Total Assets	3,949,883	-	-
Liabilities
Total Liabilities	-	-	-
	$3,949,883	$-	$-
	Fair Value Measurements at December 31, 2021
	Level 1	Level 2	Level 3
Assets
Cash	$2,243,121	$-	$-
Marketable securities	393,481
Total Assets	2,636,602	-	-
Liabilities
Total Liabilities	-	-	-
	$2,636,602	$-	$-